Taxes, Amounts to be Restituted to Customers, Income Tax and Social Contribution - Summary of Taxes and Amounts to be Restituted to Customers (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
Current
Total current liabilities	R$ 410	R$ 705
Non-current
Total non-current liabilities	29	28
Total liabilities	439	733
Non-current
Total asset	1,124	1,087
ICMS [member]
Current
Total current liabilities	168	497
COFINS [member]
Current
Total current liabilities	146	126
Non-current
Total non-current liabilities	25	24
PASEP [member]
Current
Total current liabilities	32	27
Non-current
Total non-current liabilities	4	4
INSS [member]
Current
Total current liabilities	23	20
Other Tax Authority [member]
Current
Total current liabilities	41	35
Pasep and COFINS [member]
Non-current
Total asset	R$ 1,124	R$ 1,087